Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Disclosure of Detailed Information About Income Tax [Line Items]
Effective applicable income tax rate	26.60%	26.70%
Loss Carried Forward [Member]
Disclosure of Detailed Information About Income Tax [Line Items]
Deferred tax assets		$ 1,269
Financing costs
Disclosure of Detailed Information About Income Tax [Line Items]
Deferred tax assets		338
Convertible unsecured notes
Disclosure of Detailed Information About Income Tax [Line Items]
Deferred tax liabilitites offset		$ 1,607